Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [Line Items]
Contract revenue	$ 2,090	$ 9,979	$ 8,341
Revenue recognized on deferred revenue outstanding at prior year end	65
Revenue	15,618	17,388	11,768
Gelesis
Revenue [Line Items]
Revenue	25,767	11,185	21,442
Related parties | Gelesis
Revenue [Line Items]
Royalty income	509	231	54
Imbrium Therapeutics L.P.
Revenue [Line Items]
Contract revenue		$ 6,500
Karuna Therapeutics, Inc.
Revenue [Line Items]
Contract revenue			$ 2,000
Performance obligations satisfied over
Revenue [Line Items]
Revenue	$ 0